Deferred Income Tax - Changes of Net Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Changes in Deferred Tax Assets and Liabilities [Line Items]
At beginning of period	¥ 36,015
Deferred tax benefit (expense)	(43,660)	¥ 151,292	¥ (10,623)
Deferred tax relating to other comprehensive income:
At end of period	(370,577)	36,015
IFRS 9 [member]
Changes in Deferred Tax Assets and Liabilities [Line Items]
At beginning of period	36,015	(230,292)
Deferred tax benefit (expense)	(43,660)	151,292
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	(100,427)	27,028
Financial instruments at fair value through other comprehensive income reserve	(266,255)	96,170
Own credit on financial liabilities designated at fair value through profit or loss reserve	1,525
Exchange differences on translating foreign operations reserve	(3,921)	2,226
Acquisition and disposal of subsidiaries and businesses	5	(6,438)
Exchange differences and others	6,141	(3,971)
At end of period	¥ (370,577)	¥ 36,015	¥ (230,292)